Prospectus
January 31, 2011

The Leuthold Funds

Leuthold Core Investment Fund
Retail Class Shares	LCORX
Institutional Class Shares	LCRIX

Leuthold Asset Allocation Fund
Retail Class Shares	LAALX
Institutional Class Shares	LAAIX

Leuthold Global Fund
Retail Class Shares	GLBLX
Institutional Class Shares	GLBIX

Leuthold Select Industries Fund	LSLTX

Leuthold Global Industries Fund
Retail Class Shares	LGINX
Institutional Class Shares	LGIIX

Leuthold Global Clean Technology Fund
Retail Class Shares	LGCTX
Institutional Class Shares	LGCIX

Leuthold Hedged Equity Fund
Retail Class Shares	LHEQX
Institutional Class Shares	LHEIX

Grizzly Short Fund	GRZZX

Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Funds invest and the services they offer to shareholders.

An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION

LEUTHOLD CORE INVESTMENT FUND

Investment Objective

Leuthold Core Investment Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2%	2%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2%	2%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	None	None
Other Expenses	0.47%	0.37%
Service Fees	0.10%	0.00%
Dividends on Short Positions	0.25%	0.25%
All Remaining Other Expenses	0.12%	0.12%
Acquired Fund Fees and Expenses	0.14%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.51%	1.41%

1

Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail	$154	$477	$824	$1,802
Institutional	$144	$446	$771	$1,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.36% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is a “flexible” fund, meaning that it allocates its investments among:

➢

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

➢	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible

Prospectus 1

debt securities and debt securities below investment grade); and

➢	Money market instruments

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

➢	30% to 70% of its assets will be invested in common stocks and other equity securities;

➢	30% to 70% of its assets will be invested in bonds and other debt securities (other than money market instruments); and

➢	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds;

➢	Common stocks of foreign issuers; and

➢	Options.

In investing in equity securities and debt securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, the Adviser believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors as part of the Select Industries Strategy are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

The Fund’s investments in bonds and other debt securities normally will consist of U.S. Treasury Notes and Bonds, although the Fund may also invest in investment grade corporate debt securities, high yield securities commonly known as “junk bonds,” and debt securities of foreign issuers. The Funds may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund’s investments are allocated among the three asset classes as follows: first, the Adviser analyzes the U.S. Government bond market with the goal of determining the risks and returns that U.S. Treasury securities present over the next one to five years; next, the Adviser assesses the probability that common stocks as an asset class will perform better than U.S. Treasury securities; and finally, the Adviser implements the asset allocation strategy.

2 Prospectus

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

➢

Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of

Prospectus 3

borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for any long-term investor. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

4 Prospectus

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Core Investment Fund
Total Return of the Retail Shares
(per calendar year)

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 16.63% (quarter ended June 30, 2003) and the lowest total return for a quarter was -14.71% (quarter ended December 31, 2008).

Average Annual Total Returns
(for the periods ended December 31, 2010)

	Past Year	Past 5 Years	Past 10 Years
Leuthold Core Investment Fund (Retail)
Return before taxes	3.53%	5.04%	7.17%
Return after taxes on distributions	3.52%	3.88%	6.21%
Return after taxes on distributions and sale of Fund shares	2.30%	3.95%	5.91%
Leuthold Core Investment Fund (Institutional)
Return Before Taxes	3.67%	n/a	n/a
S&P 500	15.06%	2.29%	1.41%
Lipper Flexible Portfolio Fund Index	12.91%	4.75%	3.64%

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Investment Adviser

Leuthold Weeden Capital Management is the investment adviser to the Fund.

Portfolio Managers

Steven C. Leuthold, Andrew J. Engel, CFA, Douglas R. Ramsey, CFA, and Matthew B. Paschke, CFA, are the portfolio managers of the Fund. Mr. Leuthold is the chief investment officer and a managing member of the Adviser, and has been Chairman of The Leuthold Group since November 1981. Mr. Engel is a portfolio manager and a member of the Adviser and has been a senior analyst of the Leuthold Group since 1986. Mr. Ramsey is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2000.

For important information about purchase and sale of Fund shares, tax information, and payments to financial intermediaries, please turn to “Important Additional Fund Information” on page 37 of this Prospectus.

Prospectus 5

LEUTHOLD ASSET ALLOCATION FUND

Investment Objective

Leuthold Asset Allocation Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2%	2%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2%	2%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.21%	None
Other Expenses	0.46%	0.46%
Dividends on Short Positions	0.25%	0.25%
All Remaining Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.15%[1]	0.15%[1]
Total Annual Fund Operating Expenses	1.72%	1.51%

1

Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail	$175	$542	$933	$2,030
Institutional	$154	$477	$824	$1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.64% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is a “flexible” fund, meaning that it allocates its investments among:

➢

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

➢	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible

6 Prospectus

debt securities and debt securities below investment grade); and

➢	Money market instruments

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

➢	30% to 70% of its assets will be invested in common stocks and other equity securities;

➢	30% to 70% of its assets will be invested in bonds and other debt securities (other than money market instruments); and

➢	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds;

➢	Common stocks of foreign issuers; and

➢	Options.

In investing in equity securities and debt securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief that in all market conditions there will exist some companies who are poised to outperform the market (Select Equities Strategy). The Fund will invest in companies of all sizes and industries as well as in “growth” stocks and “value” stocks.

In determining which stocks to purchase under the Select Equities Strategy, the Adviser calculates a quantitative index for each security in the universe of stocks it follows that is designed to identify those securities that the Adviser expects are most likely to increase in price or outperform the market (the “Opportunity Index”). In calculating the Opportunity Index, the Adviser considers twelve or more components. Some of the components include fundamental factors (such as price/earnings ratios or growth rates), technical factors (such as price movements), and market factors (such as institutional trading activity or insider buying or selling and the performance of stocks within groups).

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks which the Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

Pursuant to the Undervalued & Unloved value screen, a quantitative investment approach based on the belief that in all market conditions there will exist some companies that are undervalued, the Adviser follows a universe of common stocks (mainly domestic) that meet minimum market capitalization and trading volume levels. In determining which stocks to purchase, the Adviser implements a quantitative screening process for each security in the universe of stocks it follows that is designed to identify those securities that appear to be out-of-favor or overlooked-securities with prices that the Adviser believes are low in relation to their intrinsic value. In deriving a list of potential candidates, the Adviser considers seven or more screening criteria. Some of the screening criteria include fundamental factors (such as price/earnings ratios and dividend yield) and some include market factors (such as trading volume and market capitalization). The Fund’s investments in bonds and other debt securities normally will consist of U.S. Treasury Notes and Bonds, although the Fund may also invest

Prospectus 7

in investment grade corporate debt securities, high yield securities commonly known as “junk bonds,” and debt securities of foreign issuers. The Fund may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund’s investments are allocated among the three asset classes as follows: first, the Adviser analyzes the U.S. Government bond market with the goal of determining the risks and returns that U.S. Treasury securities present over the next one to five years; next, the Adviser assesses the probability that common stocks as an asset class will perform better than U.S. Treasury securities; and finally, the Adviser implements the asset allocation strategy.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

➢

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

➢

Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

➢	Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible

8 Prospectus

that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for any long-term investor. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Prospectus 9

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Asset Allocation Fund
Total Return of the Retail Shares
(per calendar year)

Note: During the four year period shown on the bar chart, the Fund’s highest total return for a quarter was 15.42% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.72% (quarter ended December 31, 2008).

Average Annual Total Returns
(for the periods ended December 31, 2010)

	Past Year	Since Inception
Leuthold Asset Allocation Fund (Retail)
Return Before Taxes	8.19%	2.86%
Return After Taxes on Distributions	8.14%	2.46%
Return After Taxes on Distributions and Sale of Shares	5.40%	2.29%
Leuthold Asset Allocation Fund (Institutional)
Return Before Taxes	8.59%	2.12%
S&P 500	15.06%	2.14%
Lipper Flexible Portfolio Fund Index	12.91%	4.64%

The inception date for Retail Shares is May 24, 2006. The inception date for Institutional Shares is January 31, 2007.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Investment Adviser

Leuthold Weeden Capital Management is the investment adviser to the Fund.

Portfolio Managers

Steven C. Leuthold, Matthew B. Paschke, CFA, Andrew J. Engel, CFA, and Douglas R. Ramsey, CFA, are the portfolio managers of the Fund. Mr. Leuthold is the chief investment officer and a managing member of the Adviser, and has been Chairman of The Leuthold Group since November 1981. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2000. Mr. Engel is a portfolio manager and a member of the Adviser and has been a senior analyst of the Leuthold Group since 1986. Mr. Ramsey is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005.

For important information about purchase and sale of Fund shares, tax information, and payment to financial intermediaries, please turn to “Important Additional Fund Information” on page 37 of this Prospectus.

10 Prospectus

LEUTHOLD GLOBAL FUND

Investment Objective

Leuthold Global Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2%	2%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2%	2%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution (12b-1) Fees	0.18%	None
Other Expenses	0.50%	0.50%
Dividends on Short Positions	0.28%	0.28%
All Remaining Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.11%[1]	0.11%[1]
Total Annual Fund Operating
Expenses	2.04%	1.86%

1

Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail	$207	$640	$1,098	$2,369
Institutional	$189	$585	$1,006	$2,180

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140.87% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Leuthold Global Fund is a “flexible” fund, meaning that it allocates its investments among:

➢

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

➢	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible

Prospectus 11

debt securities and debt securities below investment grade); and

➢	Money market instruments from around the world

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class.

The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Normally, the Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the Adviser, in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). While at least 40% of the Fund’s assets will be invested in securities from international markets, the Fund’s investments will be allocated among the following categories, with portions of each being made up of domestic and international securities:

➢	30% to 70% of its assets will be invested in common stocks and other equity securities;

➢	30% to 70% of its assets will be invested in bonds and other debt securities (other than money market instruments); and

➢	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of the following from around the world:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds; and

➢	Options.

In investing in equity securities and debt securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy). The Fund will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks.

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

The Fund may invest in investment grade corporate debt securities of companies in the United States, high yield securities commonly known as “junk bonds,” investment grade corporate debt securities of companies in other industrialized nations and emerging markets, and in debt securities issued by the United States government and foreign governments. The Fund may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

12 Prospectus

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

➢

Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short

Prospectus 13

positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for any long-term investor. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

14 Prospectus

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Global Fund
Total Return of the Retail Shares
(per calendar year)

Note: During the two year period shown on the bar chart, the Fund’s highest total return for a quarter was 16.61% (quarter ended June 30, 2009) and the lowest return for a quarter was -8.06% (quarter ended June 30, 2010).

Average Annual Total Returns
(for the periods ended December 31, 2010)

	Past Year	Since Inception
Leuthold Global Fund (Retail)
Return Before Taxes	15.38%	5.30%
Return After Taxes on Distributions	14.20%	4.76%
Return After Taxes on Distributions and Sale of Shares	10.77%	4.36%
Leuthold Global Fund (Institutional)
Return Before Taxes	15.46%	4.75%
S&P 500	15.06%	1.45%
MSCI All Country World Index	13.21%	0.12%

The inception date for Retail Shares is July 1, 2008. The inception date for Institutional Shares is April 30, 2008.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Investment Adviser

Leuthold Weeden Capital Management is the investment adviser to the Fund.

Portfolio Managers

Matthew B. Paschke, CFA, Douglas R. Ramsey, CFA, and Chun Wang, CFA, are the portfolio managers of the Fund. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2000. Mr. Ramsey is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009.

For important information about purchase and sale of Fund shares, tax information, and payments to financial intermediaries, please turn to “Important Additional Fund Information” on page 37 of this Prospectus.

Prospectus 15

Leuthold Select Industries Fund

Investment Objective

Leuthold Select Industries Fund seeks capital appreciation.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.30%
Service Fees	0.08%
All Remaining Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.30%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One	Three	Five	Ten
Year	Years	Years	Years
$132	$412	$713	$1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178.24% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks capital appreciation by investing substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts). The Fund invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, Leuthold Weeden Capital Management (referred to as the Adviser) believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

16 Prospectus

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Prospectus 17

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Select Industries Fund
Total Return
(per calendar year)

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 20.58% (quarter ended June 30, 2003) and the lowest total return for a quarter was -22.60% (quarter ended September 30, 2002).

Average Annual Total Returns
(for the periods ended December 31, 2010)

	Past Year	Past 5 Years	Past 10 Years
Leuthold Select Industries Fund
Return before taxes	0.59%	1.17%	3.26%
Return after taxes on distributions	0.52%	-0.09%	2.60%
Return after taxes on distributions and sale of Fund shares	0.44%	0.81%	2.72%
S&P 500	15.06%	2.29%	1.41%
Russell 2000	26.85%	4.47%	6.33%

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Adviser

Leuthold Weeden Capital Management is the investment adviser to the Fund.

Portfolio Managers

Steven C. Leuthold, James E. Floyd, CFA, Chun Wang, CFA, and Matthew B. Paschke, CFA, are the portfolio managers of the Fund. Mr. Leuthold is the chief investment officer and a managing member of the Adviser, and has been Chairman of The Leuthold Group since November 1981. Mr. Floyd is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since November 1981. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2000.

For important information about purchase and sale of Fund shares, tax information, and payments to financial intermediaries, please turn to “Important Additional Fund Information” on page 37 of this Prospectus.

18 Prospectus

Leuthold Global Industries Fund

Investment Objective

Leuthold Global Industries Fund seeks capital appreciation and dividend income.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2%	2%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2%	2%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	3.17%	3.17%
Acquired Fund Fees and Expenses	0.01%[1]	0.01%[1]
Total Annual Fund Operating Expenses	4.43%	4.18%
Expense Reimbursement.	2.46%[2]	2.46%[2]
Total Annual Fund Operating Expenses after Reimbursement	1.97%	1.72%

1

Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2

The Fund’s investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1.85% of the average daily net assets of the Fund (in determining the 1.85% expense limitation, the expenses and the assets of the share classes are combined). The investment advisory agreement may be terminated by the Fund or the Fund’s investment adviser for any reason upon sixty days’ prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund’s investment adviser may recover waived fees, but in no event may the Fund’s expenses exceed the expense limitation above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years
Retail	$200	$864	$1,792	$4,161
Institutional	$175	$790	$1,675	$3,951

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112.58%.

Principal Investment Strategies of the Fund

Normally, the Fund will invest at least 40% of its assets in securities from non-U.S. securities markets (the Fund refers to these markets as “international

Prospectus 19

markets”), unless market conditions are not deemed favorable by the Fund’s investment adviser (Adviser), in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). The Fund differs from the Leuthold Global Fund because the Leuthold Global Fund is a “flexible” fund that allocates its investments among equity securities, fixed-income securities, and money market instruments, while the Fund invests in equity securities.

The Fund’s investments in common stocks and other equity securities (which include preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts) may consist of the following from around the world:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds; and

➢	Put and call options on any securities in which the Fund may invest.

In investing in common stocks and other equity securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy).

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

In selecting among equity securities within the global groups, the Fund looks for companies that are financially sound with good prospects for the future. It will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks. The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available. In addition, the Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. As a result, the Fund may engage in active and frequent trading, and the portfolio turnover of the Fund may be high.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in

20 Prospectus

domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Performance Information

Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Adviser

Leuthold Weeden Capital Management is the investment adviser to the Fund.

Portfolio Managers

Matthew B. Paschke, CFA, and Greg M. Swenson, CFA, have been the portfolio managers of the Fund since its inception. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2000. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006.

For important information about purchase and sale of Fund shares, tax information, and payments to financial intermediaries, please turn to “Important Additional Fund Information” on page 37 of this Prospectus.

Prospectus 21

LEUTHOLD GLOBAL CLEAN
TECHNOLOGY FUND

Investment Objective

Leuthold Global Clean Technology Fund seeks capital appreciation and long-term growth.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within 30 calendar days of purchase)	2%	2%
Exchange Fee (as a percentage of amount exchanged within 30 calendar days of purchase)	2%	2%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.24%	None
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses	0.01%[1]	0.01%[1]
Total Annual Fund Operating Expenses	1.75%	1.52%
Expense Recovery	0.09%[2]	0.09%[2]
Total Annual Fund Operating Expenses After Expense Recovery	1.85%	1.61%

1

Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2

The Fund’s investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1.85% of the average daily net assets of the Fund (in determining the 1.85% expense limitation, the expenses and the assets of the share classes are combined). The investment advisory agreement may be terminated by the Fund or the Fund’s investment adviser for any reason upon sixty days’ prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund’s investment adviser may recover waived fees, but in no event may the Fund’s expenses exceed the expense limitation above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail	$188	$582	$1,001	$2,169
Institutional	$154	$508	$876	$1,911

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.17% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Leuthold Global Clean Technology Fund allocates its investments primarily in common stocks around the world that will benefit from the expected growth in spending and investment in energy efficient and

22 Prospectus

“clean” technologies, innovations, and solutions. The Fund will generally invest in four clean technology groups including: “Alternative Energy,” “Resource Conservation,” “Clean Water,” and “Clean Environment.” Securities are selected based on their expectations for long term capital appreciation. The Fund may invest in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. The Fund’s holdings may be focused at times among a small number of securities that we feel represent “best-in-class” companies from among the investable universe of stocks.

The Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Fund attempts to identify companies for possible investment by analyzing their valuations and growth prospects based on an understanding of their:

➢	leadership potential;

➢	proprietary and technological advantages over competitors;

➢	financial condition;

➢	sales and earnings growth potential within their specific markets; and

➢	economic, political, and regulatory environment.

The following characteristics will also be considered in analyzing the attractiveness of such companies: macro economic trends, developing technologies, and regulatory and/or legal issues or trends that may create opportunities or affect the growth of respective industries. The strategy described above is referred to collectively as the “Global Clean Technology Strategy.”

The Fund considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Fund primarily monitors the four following groups:

➢	Alternative Energy Sector;

➢	Resource Conservation Sector;

➢	Clean Water Sector; and

➢	Clean Environment Sector.

To enhance the Global Clean Technology Strategy, the universe of stocks the Fund employs for security selection will be organized among approximately 25 different “sub-industries” which will generally fall into one of the four clean technology groups discussed above. This approach (referred to as the “Global Clean Technology Industry Framework”) will help to identify specific clean technology industries that are showing signs of unusual strength or weakness and at times, may be used as a basis for establishing overweight or underweight industry weightings in the Fund’s portfolio. The Fund continuously monitors and updates its investment discipline and may adjust its portfolio as necessary to keep the Fund invested in stocks in those securities and clean technology groups the Fund believes are the most attractive. Such adjustments should not result in high portfolio turnover. The Fund does not expect its portfolio turnover to exceed 100%.

Normally, the Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the Fund, in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). International markets are recognized stock exchanges or over-the-counter markets outside of the United States on which securities of international companies trade (namely, companies organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States). The Fund may invest in emerging market countries.

The Fund’s investments in common stocks and other equity securities may consist of the following from around the world:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds; and

➢	Options.

Prospectus 23

The Fund anticipates that it will typically hold the securities in which it invests for a year or longer. However, a specific security may be sold earlier than a year if, for instance, a security appreciates to the point of excessive valuation, or a company fails to meet expectations for growth or faces developing technologies or regulatory and/or legal issues or trends that will likely have a significant adverse effect on the company’s growth. Additionally, under the Global Clean Technology Industry Framework, a security may be sold if it lags its specific industry group by a pre-determined amount and length of time.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds and exchange-traded funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the foreign securities of the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies can be less stable than the U.S. Government and the U.S. economy.

➢

Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

➢	Manager Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment

24 Prospectus

decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

➢

Sector and Industry Risk: The Fund’s overall risk level will depend in part on the market sectors and industries in which the Fund is invested. The Fund may overweight or underweight certain companies, sectors, or industries, which may cause the Fund’s performance to be more or less sensitive to developments affecting those companies, sectors, or industries.

➢

Emerging Market Securities Risk: The Fund may invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. Also, inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic, and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Prospectus 25

Leuthold Global Clean Technology Fund
Total Return of the Retail Shares
(per calendar year)

Note: During the one year period shown on the bar chart, the Fund’s highest total return for a quarter was 10.16% (quarter ended September 30, 2010) and the lowest return for a quarter was -16.59% (quarter ended June 30, 2010).

Average Annual Total Returns
(for the periods ended December 31, 2010)

	Past Year	Since Inception
Leuthold Global Clean Technology Fund (Retail)
Return Before Taxes	-6.22%	6.82%
Return After Taxes on Distributions	-6.22%	6.82%
Return After Taxes on Distributions and Sale of Shares	-4.05%	5.81%
Leuthold Global Clean Technology Fund (Institutional)
Return Before Taxes	-5.96%	7.09%
S&P 500	15.06%	23.58%
Ardour Global Alternative Energy Index	-16.44%	-7.44%

The inception date for Retail Shares and Institutional Shares is July 22, 2009.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Investment Adviser

Leuthold Weeden Capital Management is the investment adviser to the Fund.

Portfolio Managers

David H. Kurzman and Steven C. Leuthold are the portfolio managers of the Fund. Mr. Kurzman is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009. Mr. Leuthold is the chief investment officer and a managing member of the Adviser, and has been Chairman of The Leuthold Group since November 1981.

For important information about purchase and sale of Fund shares, tax information, and payments to financial intermediaries, please turn to “Important Additional Fund Information” on page 37 of this Prospectus.

26 Prospectus

Leuthold Hedged Equity Fund

Investment Objective

Leuthold Hedged Equity Fund seeks capital appreciation and income (or “total return”).

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2%	2%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2%	2%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	2.03%	2.03%
Dividends on Short Positions	0.56%	0.56%
All Remaining Other Expenses	1.47%	1.47%

Total Annual Fund Operating Expenses	3.53%	3.28%
Expense Reimbursement	0.73%[1]	0.73%[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.80%	2.55%

1

The Fund’s investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 2.20% of the average daily net assets of the Fund (in determining the 2.20% expense limitation, the expenses and the assets of the share classes are combined). The investment advisory agreement may be terminated by the Fund or the Fund’s investment adviser for any reason upon sixty days’ prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund’s investment adviser may recover waived fees, but in no event may the Fund’s expenses exceed the expense limitation above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail	$283	$940	$1,694	$3,678
Institutional	$258	$866	$1,574	$3,452

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 260.05% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts) and hedging instruments. Leuthold Hedged Equity Fund pursues its investment objective by establishing long and short positions in common stock and other equity securities. The Fund will generally try to maintain equal weightings of gross long exposure and gross short exposure. The Fund will invest in companies of all sizes and industries as well as in “growth” stocks and “value” stocks.

Prospectus 27

The Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection. In investing in common stock and other equity securities for the Fund’s long equity positions, the Fund generally uses the investment strategy of the Leuthold Select Industries Fund (Select Industries Strategy). The Fund may also use other quantitative investment strategies, including but not limited to, a quantitative investment approach that is based on the belief that in all market conditions there will exist some companies who are poised to outperform the market (Select Equities Strategy) and the “Undervalued & Unloved” value screen, in varying proportions depending on market conditions. These strategies are discussed below.

The Fund believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Fund considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Select Industries Strategy currently monitors about 120 groups. The major types of groups the Select Industries Strategy monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

Leuthold Weeden Capital Management (referred to as the Adviser) continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

In determining which stocks to purchase in the Select Equities Strategy, the Adviser calculates a quantitative index for each security in the universe of stocks it follows that is designed to identify those securities that the Adviser expects are most likely to increase in price or outperform the market (the “Opportunity Index”). In calculating the Opportunity Index, the Adviser considers twelve or more components. Some of the components include fundamental factors (such as price/earnings ratios or growth rates), technical factors (such as price movements), and market factors (such as institutional trading activity or insider buying or selling and the performance of stocks within groups).

The “Undervalued & Unloved” value screen has been in existence for over 25 years and the Adviser has more recently included investments selected by this value screen in managed account and investment company portfolios. The “Undervalued & Unloved” value screen is designed to identify those securities that appear to be out-of-favor or overlooked-securities with prices that the Adviser believes are low in relation to their intrinsic value. In deriving a list of potential candidates, the Adviser considers seven or more screening criteria. Some of the screening criteria include fundamental factors (such as price/earnings ratios and dividend yield) and some include market factors (such as trading volume and market capitalization).

In investing in common stock and other equity securities for the Fund’s short equity positions, the Fund generally uses the investment strategy of the Grizzly Short Fund (Grizzly Short Strategy). Short selling involves the sale of borrowed securities. When the Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short.

In determining which stocks to sell short under the Grizzly Short Strategy, the Adviser calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). In calculating a Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or

28 Prospectus

insider buying or selling. From time to time the Fund may sell short index-related securities (for example, an exchange traded fund that tracks an index). The Fund will do so to rapidly increase its short position.

The Fund also follows a disciplined approach in determining when to cover its short positions. The factors the Adviser considers in determining when to cover short positions include:

➢	Price movements of the stocks sold short;

➢	Changes in the Vulnerability Index;

➢	Daily trading volume of the stock; and

➢	News and articles concerning the stock appearing in financial services and publications.

In an effort to enhance return, the Adviser also may invest in options, futures contracts, and other derivative instruments.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

Foreign Securities Risk: Some of the securities in which the Fund invests may be issued by foreign companies, either directly or through American Depository Receipts (“ADRs”). Investments in these securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies can be less stable than the U.S. Government and the U.S. economy.

➢	High Portfolio Turnover Risk: High portfolio turnover necessarily results in correspondingly greater transaction costs

Prospectus 29

(such as brokerage commissions or markups or markdowns) which the Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. The calculation of the Fund’s portfolio turnover rate excludes purchases and sales of short positions. Consequently, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund investing exclusively in common stocks that has a similar portfolio turnover rate.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly. For example, the investment approach is dependent upon adequate liquidity in the markets traded, and a diminution in the liquidity of the markets traded could impair the Fund’s performance. The investment approach is also dependent on historical relationships that may not always be true and may result in losses.

➢

Manager Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

➢

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is a risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments.

➢

Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

As a result, the Fund is a suitable investment only for those investors having long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

30 Prospectus

Performance Information

The bar chart and table that follow provide some indication of risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Hedged Equity Fund
Total Return of the Retail Shares
 (per calendar year)

Note: During the one year period shown on the bar chart, the Fund’s highest total return for a quarter was 0.00% (quarter ended September 30, 2010) and the lowest return for a quarter was -4.81% (quarter ended March 31, 2010).

Average Annual Total Returns
(for the periods ended December 31, 2010)

	Past Year	Since Inception
Leuthold Hedged Equity Fund (Retail)
Return Before Taxes	-10.16%	-11.38%
Return After Taxes on Distributions	-10.16%	-11.38%
Return After Taxes on Distributions and Sale of Shares	-6.60%	-9.63%

Leuthold Hedged Equity Fund (Institutional)
Return Before Taxes	-10.25%	-11.30%
S&P 500	15.06%	23.58%
Russell 2000	26.85%	33.04%

The inception date for Retail Shares and Institutional Shares is July 22, 2009.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Investment Adviser

Leuthold Weeden Capital Management is the investment adviser to the Fund.

Prospectus 31

Portfolio Managers

Matthew B. Paschke, CFA, James E. Floyd, CFA, and Greg M. Swenson, CFA, are the portfolio managers of the Fund. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2000. Mr. Floyd is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since November 1981. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006.

For important information about purchase and sale of Fund shares, tax information, and payments to financial intermediaries, please turn to “Important Additional Fund Information” on page 37 of this Prospectus.

32 Prospectus

GRIZZLY SHORT FUND

Investment Objective

Grizzly Short Fund seeks capital appreciation.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	None
Other Expenses	1.47%
Service Fees	0.08%
Dividends on Short Positions	1.23%
All Remaining Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%[1]
Total Annual Fund Operating Expenses	2.74%

1

Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$277	$850	$1,450	$3,070

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Grizzly Short Fund sells stocks short. Short selling involves the sale of borrowed securities. When the Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short. The aggregate amount of its outstanding short positions typically will be approximately equal to, or slightly less than, its net assets. When the Fund’s outstanding short positions equal its net assets, it is “100% short.” The Fund utilizes a disciplined, unemotional, quantitative investment approach.

The Fund believes that in all market conditions there will exist some companies whose stocks are overvalued by the market and that capital appreciation can be realized by selling short those stocks. However, the best overall results typically will be achieved in declining stock markets. In rising stock markets the risk of loss is likely.

Prospectus 33

The Fund generally will have outstanding approximately 60 to 90 stocks that it has sold short. The Fund may increase the number of stocks it sells short if market conditions warrant an increase. In determining which stocks to sell short, Leuthold Weeden Capital Management (referred to as the Adviser) calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). In calculating a Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling. From time to time the Fund may sell short index-related securities. The Fund will do so to rapidly increase its short position.

The Fund also follows a disciplined approach in determining when to cover its short positions. The factors the Adviser considers in determining when to cover short positions include:

➢	Price movements of the stocks sold short;

➢	Changes in the Vulnerability Index;

➢	Daily trading volume of the stock; and

➢	News and articles concerning the stock appearing in financial services and publications.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

Rising Stock Market Risk: The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

34 Prospectus

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

Investors who wish to hedge some or all of their stock portfolios might find that investment goal consistent with an investment in the Fund.

However, because movements in the prices of the stocks the Fund has sold short are unlikely to correlate perfectly with the stocks in an investor’s portfolio, such an investor could incur both a loss on the investor’s stock portfolio and the investor’s investment in the Fund.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Grizzly Short Fund
Total Return
(per calendar year)

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 34.82% (quarter ended September 30, 2001) and the lowest total return for a quarter was -26.55% (quarter ended June 30, 2009).

Prospectus 35

Average Annual Total Returns
(for the periods ended December 31, 2010)

	Past Year	Past 5 Years	Past 10 Years
Grizzly Short Fund
Return before taxes	-23.19%	-7.98%	-6.10%
Return after taxes on distributions	-23.19%	-9.06%	-7.55%
Return after taxes on distributions and sale of Fund
shares	-15.08%	-6.98%	-5.31%
S&P 500	15.06%	2.29%	1.41%
S&P 400	26.64%	5.73%	7.16%

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Adviser

Leuthold Weeden Capital Management is the investment adviser to the Fund.

Portfolio Managers

Matthew B. Paschke, CFA, and Greg M. Swenson, CFA, are the portfolio managers of the Fund. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2000. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006.

For important information about purchase and sale of Fund shares, tax information, and payments to financial intermediaries, please turn to “Important Additional Fund Information” on page 37 of this Prospectus.

36 Prospectus

IMPORTANT ADDITIONAL
FUND INFORMATION

Purchase and Sale of Fund Shares

To purchase shares of the Funds, you should contact your broker-dealer or other financial intermediary, or to purchase shares directly with the Leuthold Funds, you should call 1-800-273-6886. You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open. The minimum initial investment in a Fund’s shares (other than Institutional Class shares) is $10,000, $1,000 for Individual Retirement Accounts. The minimum initial investment in a Fund’s Institutional Class shares is $1,000,000. There is a $100 subsequent investment requirement for all of the Funds. A $50 minimum exists for each additional investment made through the Automatic Investment Plan for all Funds.

You may redeem shares of the Funds each day the NYSE is open. You may redeem Fund shares by mail (Leuthold Funds, Inc., c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-273-6886. Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

OTHER INFORMATION ABOUT
PRINCIPAL INVESTMENT
OBJECTIVES AND STRATEGIES,
AND NON-PRINCIPAL RISKS

The Leuthold Core Investment Fund, the Leuthold Asset Allocation Fund, the Leuthold Global Fund and the Leuthold Hedged Equity Fund seek capital appreciation and income (or “total return”). The Adviser believes that maintaining profits when markets decline is as important as earning profits when markets rise. The Leuthold Select Industries Fund and the Grizzly Short Fund seek capital appreciation. The Leuthold Global Industries Fund seeks capital appreciation and dividend income. The Leuthold Global Clean Technology Fund seeks capital appreciation and long-term growth.

Each Fund’s investment objective, including, if applicable, its policy of investing at least 80% of the value of its net assets in the particular type of investments suggested by the Fund’s name, is a non-fundamental policy. If the Fund’s Board of Directors determines to change this non-fundamental policy, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy. Please remember that an investment objective is not a guarantee. An investment in each Fund might not appreciate and investors could lose money.

Neither of the Leuthold Select Industries Fund or the Grizzly Short Fund will take temporary defensive positions. Although none of these Funds will take a temporary defensive position, each Fund will invest in money market instruments (like U.S. Treasury Bills, commercial paper, or repurchase agreements) and hold some cash so that it can pay expenses and

Prospectus 37

satisfy redemption requests. Because the Grizzly Short Fund’s principal investment strategy is to effect short sales, a significant portion of its assets will be held in liquid securities, including money market instruments, as “cover” for its short sales. Typically the obligations associated with the Grizzly Short Fund’s outstanding short sales will be approximately equal to the Grizzly Short Fund’s investments in money market instruments.

Unlike the Leuthold Select Industries Fund and the Grizzly Short Fund, the Leuthold Core Investment Fund, the Leuthold Asset Allocation Fund, the Leuthold Global Fund, the Leuthold Global Industries Fund, the Leuthold Global Clean Technology Fund, and the Leuthold Hedged Equity Fund may, in response to adverse market, economic, political, or other conditions, take temporary defensive positions. A Fund may not be able to achieve its investment objective when it takes a temporary defensive position. This means that these Funds may invest more than 20% of their assets in money market instruments (like U.S. Treasury Bills, commercial paper, or repurchase agreements). None of these Funds will seek capital appreciation (or long-term growth, in the case of the Leuthold Global Clean Technology Fund) to the extent that it invests in money market instruments since these securities earn interest but do not appreciate in value. Because part of the Leuthold Hedged Equity Fund’s principal investment strategy is to effect short sales, a significant portion of its assets will be held in liquid securities, including money market instruments, as “cover” for its short sales. When these Funds are not taking a temporary defensive position, they still may hold some cash and money market instruments so that they can pay their expenses, satisfy redemption requests, take advantage of investment opportunities, or as part of their normal asset allocation process. A description of how the Funds allocate their assets, if applicable, and make individual securities selections follows.

How Leuthold Asset Allocation Fund and Leuthold Core Investment Fund Allocate Assets

The Adviser allocates the Leuthold Asset Allocation Fund’s investments and the Leuthold Core Investment Fund’s investments among the three asset classes as follows:

First, the Adviser analyzes the U.S. Government bond market with the goal of determining the risks and returns that U.S. Treasury securities present over the next one to five years.

Next, the Adviser assesses the probability that common stocks as an asset class will perform better than U.S. Treasury securities. In doing so, it considers The Leuthold Group’s Major Trend Index. This proprietary index comprises over 190 individual components that The Leuthold Group evaluates weekly.

Finally, the Adviser implements the asset allocation strategy. In doing so, the Adviser may purchase put or call options on stock indexes or engage in short sales of index-related and other securities to adjust the exposure of these Funds.

How Leuthold Asset Allocation Fund and Leuthold Core Investment Fund Make Individual Security Selections

After the Adviser has determined the appropriate allocations among asset classes, it selects individual investments as follows:

For investments in bonds and debt securities (other than money market instruments), the Adviser will first compare the anticipated returns and risks of U.S. Treasury Notes and Bonds, foreign government debt securities (without limitation as to rating), and corporate fixed-income securities (without limitation as to rating) and determine how much to invest in each sector. Next, the Adviser will consider interest rate trends and economic indicators to determine the desired maturity of the portfolio of debt securities for the Leuthold Asset Allocation Fund and the

38 Prospectus

Leuthold Core Investment Fund. These Funds may invest indirectly in fixed-income securities by investing in mutual funds or closed-end investment companies which invest in such securities. They may do so to obtain a diversified exposure to high yield or “junk” bonds.

For investments in common stocks and other equity securities, the Adviser uses the Select Equities Strategy as well as other quantitative investment strategies, including but not limited to, the “Undervalued & Unloved” value screen.

In addition to investing in individual stocks, the Leuthold Asset Allocation Fund and the Leuthold Core Investment Fund may invest in mutual funds, exchange-traded funds, unit investment trusts, or closed-end investment companies which invest in a specific category of common stocks. The Leuthold Asset Allocation Fund and the Leuthold Core Investment Fund may do so to obtain (a) exposure to international equity markets by investing in international funds, (b) increased exposure to a particular industry by investing in a sector fund, or (c) a broad exposure to small capitalization stocks by investing in small cap funds.

How Leuthold Global Fund Allocates Assets

The Adviser allocates the Fund’s investments among the three asset classes as follows:

First, the Adviser analyzes the global bond market with the goal of determining the risks and returns that debt securities issued by governments and companies in the United States and in foreign countries present over the next one to five years.

Next, the Adviser assesses the probability that common stocks of United States and foreign companies as an asset class will perform better than the global bond market. In doing so, it considers The Leuthold Group’s Global Major Trend Index. This proprietary index comprises over 100 individual components that The Leuthold Group evaluates weekly.

Finally, the Adviser implements the asset allocation strategy. In doing so, the Adviser may purchase put or call options on stock indexes or engage in short sales of index-related and other securities to adjust the exposure of the Fund.

How Leuthold Global Fund and Leuthold Global Industries Fund Make Individual Security Selections

For the Leuthold Global Fund’s investments in bonds and debt securities (other than money market instruments), the Adviser will first compare the anticipated returns and risks of U.S. government debt securities, foreign government debt securities (without limitation as to rating), and domestic and foreign corporate fixed-income securities (without limitation as to rating) and determine how much to invest in each sector. Next, the Adviser will consider interest rate trends and economic indicators to determine the desired maturity of the portfolio of debt securities for the Fund. The Fund may invest indirectly in fixed-income securities by investing in mutual funds, exchange-traded funds, or closed-end investment companies which invest in such securities. It may do so to obtain a diversified exposure to high yield or “junk” bonds.

For the Leuthold Global Fund’s and the Leuthold Global Industries Fund’s investments in common stocks and other equity securities, the Adviser uses the Global Group Strategy as well as other quantitative investment strategies.

The Leuthold Global Fund may invest in mutual funds, exchange-traded funds, unit investment trusts, or closed-end investment companies which invest in a specific category of common stocks. The Fund may do so to obtain (a) exposure to certain foreign markets by investing in international funds, (b) increased exposure to a particular industry by investing in a sector fund, or (c) a broad exposure to

Prospectus 39

small capitalization stocks by investing in small cap funds.

The Leuthold Global Industries Fund may purchase shares of registered investment companies to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities, or as a convenient means to gain diversified exposure to a U.S. or foreign market. The Fund’s investment in registered investment companies may not exceed 25% of the Fund’s net assets.

How Leuthold Global Clean Technology Fund Makes Individual Security Selections

The Leuthold Global Clean Technology Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Fund attempts to identify companies for possible investment by analyzing their valuations and growth prospects based on an understanding of their:

➢	leadership potential;

➢	proprietary and technological advantages over competitors;

➢	financial condition;

➢	sales and earnings growth potential within their specific markets; and

➢	economic, political, and regulatory environment.

The following characteristics will also be considered in analyzing the attractiveness of such companies: macro economic trends, developing technologies, and regulatory and/or legal issues or trends that may create opportunities or affect the growth of respective industries.

To enhance the Global Clean Technology Strategy, the universe of stocks the Fund employs for security selection will be organized among approximately 25 different “sub-industries” which will generally fall into one of the following four clean technology groups: “Alternative Energy,” “Resource Conservation,” “Clean Water,” and “Clean Environment.” The Global Clean Technology

Industry Framework helps to identify specific clean technology industries that are showing signs of unusual strength or weakness and at times, may be used as a basis for establishing overweight or underweight industry weightings in the Fund’s portfolio.

The Fund anticipates that it will typically hold the securities in which it invests for a year or longer. However, a specific security may be sold earlier than a year if, for instance, a security appreciates to the point of excessive valuation, or a company fails to meet expectations for growth or faces developing technologies or regulatory and/or legal issues or trends that will likely have a significant adverse effect on the company’s growth. Additionally, under the Global Clean Technology Industry Framework, a security may be sold if it lags its specific industry group by a pre-determined amount and length of time.

In addition to investing in individual stocks, the Fund may invest in mutual funds, exchange-traded funds, unit investment trusts, or closed-end investment companies which invest in a specific category of clean technology common stocks. The Fund may do so to obtain (a) exposure to certain foreign markets by investing in clean technology international funds, (b) increased exposure to a particular clean technology industry by investing in a sector fund, or (c) a broad exposure to small capitalization stocks by investing in small cap funds.

How Leuthold Hedged Equity Fund Makes Individual Security Selections

The Leuthold Hedged Equity Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection. In investing in common stock and other equity securities for the Fund’s long equity positions, the Fund generally uses the Select Industries Strategy. The Fund may also use other quantitative investment strategies, including but not limited to, the Select Equities Strategy and the

40 Prospectus

Undervalued & Unloved value screen, in varying proportions depending on market conditions.

The Select Industries Strategy currently monitors about 120 groups. The major types of groups the Select Industries Strategy monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Fund continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Fund believes are the most attractive.

In determining which stocks to purchase, the Select Equities Strategy calculates a quantitative index for each security in the universe of stocks it follows that is designed to identify those securities that the Adviser expects are most likely to increase in price or outperform the market. In calculating the Opportunity Index, the Adviser considers twelve or more components. Some of the components include fundamental factors (such as price/earnings ratios or growth rates), technical factors (such as price movements), and market factors (such as institutional trading activity or insider buying or selling and the performance of stocks within groups).

The “Undervalued & Unloved” value screen is designed to identify those securities that appear to be out-of-favor or overlooked-securities with prices that the Adviser believes are low in relation to their intrinsic value. In deriving a list of potential candidates, the Adviser considers seven or more screening criteria. Some of the screening criteria include fundamental factors (such as price/earnings ratios and dividend yield) and some include market factors (such as trading volume and market capitalization).

In investing in common stock and other equity securities for the Fund’s short equity positions, the Fund generally uses the Grizzly Short Strategy.

In determining which stocks to sell short under the Grizzly Short Strategy, the Adviser calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market. In calculating a Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling.

The Fund also follows a disciplined approach in determining when to cover its short positions. The factors the Adviser considers in determining when to cover short positions include:

➢	Price movements of the stocks sold short;

➢	Changes in the Vulnerability Index;

➢	Daily trading volume of the stock; and

➢	News and articles concerning the stock appearing in financial services and publications.

In addition to investing in individual stocks, the Fund may invest in mutual funds, exchange-traded funds, unit investment trusts, or closed-end investment companies which invest in a specific category of common stocks. The Fund may do so to obtain (a) exposure to certain foreign markets by investing in international funds, (b) increased exposure to a particular industry by investing in a sector fund, or (c) a broad exposure to small capitalization stocks by investing in small cap funds.

Non-Principal Risks for Leuthold Asset
Allocation Fund, Leuthold Core
Investment Fund, and Leuthold
Global Fund

There are a number of non-principal risks associated with the various securities in which the Leuthold Asset Allocation Fund, the Leuthold Core

Prospectus 41

Investment Fund, and the Leuthold Global Fund (unless otherwise noted) will at times invest. These include:

Risks associated with Zero Coupon U.S. Treasury Securities. Zero coupon U.S. Treasury securities are U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons by the U.S. Department of Treasury. Zero coupon U.S. Treasury securities are generally subject to greater fluctuation in value in response to changing interest rates than debt obligations that pay interest currently.

Risks associated with Small Cap Stocks. Stocks of smaller capitalization companies tend to be riskier investments than stocks of larger capitalization companies. Smaller capitalization companies may have limited product lines, markets, market share, and financial resources or they may be dependent on a small or inexperienced management team. Stocks of smaller capitalization companies may trade less frequently and in more limited volume and may be subject to greater and more abrupt price swings than stocks of larger companies.

Risks associated with High Yield Securities. These Funds may invest directly or indirectly in high yield securities. High yield securities (or “junk bonds”) provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities. This may limit the ability of the Funds, or investment companies in which they invest, to sell high yield securities at the price at which it is being valued for purposes of calculating net asset value.

Risks associated with purchasing Put and Call Options. If one of these Funds purchases a put or call option and does not exercise or sell it prior to the option’s expiration date, the Fund will realize a loss in the amount of the entire premium paid, plus commission costs. It is possible, although not likely, that there may be times when a market for the Funds’ outstanding options does not exist.

Additional costs associated with Registered Investment Companies. When one of the Funds invests in a mutual fund or exchange-traded fund, the Fund’s shareholders bear not only their proportionate share of the expenses of the Fund (such as operating costs and investment advisory fees) but also, indirectly, similar expenses of the other funds in which the Fund invests.

Risks associated with investing in Metals. Each of the Funds may invest directly in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium, and other industrial and precious metals. In connection with such investments, the Fund may enter into agreements where it “pre-pays” for metals which are delivered at a later date (“Pre-Paid Physical Agreements”). The prices of such metals may be subject to substantial price fluctuations and may be affected by broad economic, financial, and political factors, including inflation, metal sales by governments or international agencies, speculation, changes in industrial and commercial demand, currency devaluations or revaluations, trade imbalances, and governmental prohibitions or restrictions. Further, investments in metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. There is also the risk that parties that act as custodians for the metals held by the Fund or with which it has entered into Pre-Paid Physical Agreements may become insolvent and file for bankruptcy protection.

Non-Principal Risks for Leuthold Global
Industries Fund

There are a number of non-principal risks associated with the various securities in which the Fund will at times invest. These include:

42 Prospectus

Risks associated with Small Cap Stocks. Stocks of smaller capitalization companies tend to be riskier investments than stocks of larger capitalization companies. Smaller capitalization companies may have limited product lines, markets, market share, and financial resources or they may be dependent on a small or inexperienced management team. Stocks of smaller capitalization companies may trade less frequently and in more limited volume and may be subject to greater and more abrupt price swings than stocks of larger companies.

Additional costs associated with Registered Investment Companies. When the Fund invests in a mutual fund or exchange-traded fund, the Fund’s shareholders bear not only their proportionate share of the expenses of the Fund (such as operating costs and investment advisory fees) but also, indirectly, similar expenses of the other funds in which the Fund invests.

Risks associated with emerging markets. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets.

Risks associated with derivatives. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is a risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments.

Non-Principal Risks for Leuthold Global
Clean Technology Fund and Leuthold
Hedged Equity Fund

There are a number of non-principal risks associated with the various securities in which the Funds may at times invest. These include:

Risks associated with purchasing Put and Call Options. If one of these Funds purchases a put or call option and does not exercise or sell it prior to the option’s expiration date, the Fund will realize a loss in the amount of the entire premium paid, plus commission costs. It is possible, although not likely, that there may be times when a market for the Funds’ outstanding options does not exist.

Additional costs associated with Registered Investment Companies. When one of the Funds invests in a mutual fund or exchange-traded fund, the Fund’s shareholders bear not only their proportionate share of the expenses of the Fund (such as operating costs and investment advisory fees) but also, indirectly, similar expenses of the other funds in which the Fund invests.

Prospectus 43

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

MANAGEMENT OF
THE FUNDS

Leuthold Weeden Capital Management manages each
Fund’s investments

Leuthold Weeden Capital Management is the investment adviser to each Fund. The Adviser’s address is:

                              33 South Sixth Street
                              Suite 4600
                              Minneapolis, MN 55402

The Adviser is the successor to Leuthold & Anderson, Inc., which commenced operations in 1987, and Leuthold, Weeden & Associates, L.P., which commenced operations in 1991, and has been each Fund’s only investment adviser. As the investment adviser to the Funds, the Adviser manages the investment portfolio for each Fund. It makes the decisions as to which securities to buy and which securities to sell. The following table identifies the annual investment advisory fee that each of the Funds pays to the Adviser:

Leuthold Core Investment Fund:	0.90%
Leuthold Asset Allocation Fund:	0.90%
Leuthold Global Fund:	1.25%
Leuthold Select Industries Fund:	1.00%
Leuthold Global Industries Fund:	1.00%
Leuthold Global Clean Technology Fund:	1.00%
Leuthold Hedged Equity Fund:	1.25%
Grizzly Short Fund:	1.25%

A discussion regarding the basis for the Board of Directors approving each of the investment advisory agreements with the Adviser is available in the

Funds’ latest semi-annual report to shareholders for the period ending March 31.

The following table identifies the portfolio managers for each of the Funds. Unless otherwise noted, the portfolio managers are equally responsible for the day-to-day management of the Funds that they manage.

Fund	PMs
Leuthold Core	Steven C. Leuthold
Investment Fund	Andrew J. Engel, CFA
Douglas R. Ramsey, CFA
Matthew B. Paschke, CFA

Leuthold Asset	Steven C. Leuthold
Allocation Fund	Matthew B. Paschke, CFA
Andrew J. Engel, CFA
Douglas R. Ramsey, CFA

Leuthold Global	Matthew B. Paschke, CFA
Fund	Douglas R. Ramsey, CFA
Chun Wang, CFA

Leuthold Select	Steven C. Leuthold
Industries Fund	James E. Floyd, CFA
Chun Wang, CFA
Matthew B. Paschke, CFA

Leuthold Global	Matthew B. Paschke, CFA
Industries Fund	Greg M.Swenson, CFA

Leuthold Global	David H. Kurzman
Clean Technology	Steven C. Leuthold
Fund

Leuthold Hedged	Matthew B. Paschke, CFA
Equity Fund	James E. Floyd, CFA
Greg M. Swenson, CFA

Grizzly Short Fund	Matthew B. Paschke, CFA
Greg M. Swenson, CFA

44 Prospectus

Mr. Leuthold is the chief investment officer and a managing member of the Adviser. Mr. Leuthold also has been Chairman and portfolio manager of Leuthold & Anderson, Inc. since its organization in August 1987, a portfolio manager of Leuthold, Weeden & Associates, L.P. since January 1991, and Chairman of The Leuthold Group since November 1981. Mr. Engel is a portfolio manager and a member of the Adviser and has been a senior analyst of the Leuthold Group since 1986. Mr. Floyd is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since November 1981. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2000. Mr. Ramsey is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005. Prior to joining the Leuthold Group, Mr. Ramsey served as the Chief Investment Officer for Treis Capital Management from 2004 to 2005. Mr. Ramsey served as a portfolio manager for Principal Global Investors from 1997 through 2003.

Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009. Prior to joining the Leuthold Group, Mr. Wang was a Quantitative Equities Portfolio Manager and Head of Quantitative Research at LIM Advisors, a Hong Kong based Asia-Pacific focused multi-strategy hedge fund from 2007-2009. Prior to that, Mr. Wang was with Ned Davis Research from 1996-2007, rising to the position of Director of Research and Development. Mr. Kurzman is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009. Prior to joining the Leuthold Group, Mr. Kurzman was Managing Partner of Kurzman CleanTech Research from 2008-2009. Mr. Kurzman has held a number of research positions in Clean Technology areas including Senior Vice President of the Clean Technology Research Group for Panel Intelligence, LLC from 2007-2008, sell-side analyst for Needham & Co. from 2003-2005, and Managing Partner of Kurzman CleanTech, L.P. from 2003-2008.

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Service Plans

Each of the Leuthold Core Investment Fund, the Leuthold Select Industries Fund, and the Grizzly Short Fund has adopted a service plan pursuant to which it may pay fees of up to 0.25% of its average daily net assets to broker-dealers, financial institutions, or other service providers that provide services to investors in the Funds.

These services may include:

➢	assisting investors in processing purchase, exchange, and redemption requests;

➢	processing dividend and distribution payments from the Funds;

➢	providing information periodically to customers showing their positions in Fund shares;

➢	providing sub-accounting;

➢	forwarding communications from the Funds to their shareholders.

Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment.

The Institutional Shares of the Leuthold Core Investment Fund are not subject to any asset-based service fees.

12b-1 Plans

Each of the Leuthold Asset Allocation Fund (Retail Shares), the Leuthold Global Industries Fund (Retail Shares), the Leuthold Global Fund (Retail Shares),

Prospectus 45

the Leuthold Global Clean Technology Fund (Retail Shares), and the Leuthold Hedged Equity Fund (Retail Shares) has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows each of the six Funds to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Institutional Shares of the Leuthold Asset Allocation Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Global Clean Technology Fund, and the Leuthold Hedged Equity Fund are not subject to any distribution (12b-1) fees.

THE FUNDS’ SHARE PRICES

The price at which investors purchase shares of a Fund and at which shareholders redeem shares of a Fund is called its net asset value. Each Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays and weekends. Each Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. If a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If market quotations are not available or reliable, each Fund will value securities at their fair value pursuant to procedures established by and under the supervision of its Board of Directors. The fair value of a security is the amount which the applicable Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the applicable Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the New York Stock Exchange. The Funds value most money market instruments they hold at their amortized cost. Each Fund will process purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined later that day. They will process purchase orders that they receive and accept and redemption orders that they receive after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.

PURCHASING SHARES

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Eligible Purchases

The Retail Shares of the Leuthold Core Investment Fund and the Leuthold Select Industries Fund are open only to existing investors. The Institutional Shares of the Leuthold Core Investment Fund are open only to existing investors.

If you are a participant in a retirement plan in which the Retail Shares or Institutional Shares of the Leuthold Core Investment Fund or the Retail Shares of the Leuthold Select Industries Fund have been designated as an available investment option as of the applicable close date, but not including an Individual Retirement Account (IRA), you may

46 Prospectus

open a new account and add to an existing account in the Retail Shares or Institutional Shares of the Leuthold Core Investment Fund or the Retail Shares of the Leuthold Select Industries Fund.

The Funds may also allow new investments in their sole discretion in other circumstances. The Funds reserve the right, at any time, to re-open or modify the extent to which future sales of shares are limited.

How to Purchase Shares from the Funds

➢	Read this Prospectus carefully.

➢

Determine how much you want to invest, keeping in mind the following minimums. (The Funds reserve the right to waive or reduce the minimum initial investment amounts described below for purchases made through certain retirement, benefit, and pension plans, or for certain classes of shareholders):

New accounts
Leuthold Asset Allocation Fund (Institutional Class)	$1,000,000
Leuthold Core Investment Fund (Institutional Class)	$1,000,000
Leuthold Global Fund (Institutional Class)	$1,000,000
Leuthold Global Industries Fund (Institutional Class)	$1,000,000
Leuthold Global Clean Technology Fund (Institutional Class)	$1,000,000
Leuthold Hedged Equity Fund (Institutional Class)	$1,000,000
Individual Retirement Accounts (other than Institutional Class)	$1,000
Coverdell Education Savings Account	$1,000
All other accounts	$10,000	*

*	The Funds may, but are not required to, accept initial investments of not less than $1,000 from investors who are related to, or affiliated with, shareholders who have invested $10,000 in the Funds.

Existing accounts
Dividend reinvestment	No Minimum
Automatic Investment Plan	$50
All other accounts	$100

➢

Complete the Purchase Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the Additional Investment Form attached to your Fund’s confirmation statements. (The Funds have additional Purchase Applications and Additional Investment Forms if you need them.) In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number, and permanent street address. The Fund might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity. Mailing addresses containing only a P.O. Box will not be accepted. If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received. If you have any questions, please call 1-800-273-6886.

➢

Make your check payable to “Leuthold Core Investment Fund,” “Leuthold Asset Allocation Fund,” “Leuthold Global Fund,” “Leuthold Select Industries Fund,” “Leuthold Global Industries Fund,” “Leuthold Global Clean Technology Fund,” “Leuthold Hedged Equity Fund,” and

Prospectus 47

“Grizzly Short Fund,” as applicable. All checks must be in U.S. dollars drawn on U.S. banks. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated online billpay checks, or any conditional order or payment. U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account for any payment check returned for any reason. The shareholder will also be responsible for any losses suffered by a Fund as a result.

Send the application and check to:

FOR FIRST CLASS MAIL
Leuthold Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

FOR OVERNIGHT DELIVERY SERVICE
OR REGISTERED MAIL
Leuthold Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.

If you are making an initial investment in the Funds, before you wire funds, please contact the transfer agent by phone (1-800-273-6886) to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given. Before sending any subsequent investments by wire, please contact the transfer agent to advise them of your intent to wire funds.

Funds should be wired to:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137

Further Credit:
(name of Fund to be purchased)
(shareholder registration)
(shareholder account number)

Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the New York Stock Exchange for you to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Choosing a Share Class for the Leuthold Core Investment Fund, the Leuthold Asset Allocation Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Global Clean Technology Fund, or the Leuthold Hedged Equity Fund

Each of the Leuthold Core Investment Fund, the Leuthold Asset Allocation Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Global Clean Technology Fund, and the Leuthold Hedged Equity Fund offer two classes of shares, Retail Shares and Institutional Shares. The two classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are

48 Prospectus

subject and required investment minimums. Retail Shares of the Leuthold Asset Allocation Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Global Clean Technology Fund, and the Leuthold Hedged Equity Fund are subject to distribution (12b-1) fees of up to 0.25% of the applicable Fund’s average daily net assets allowable to Retail Shares, whereas Institutional Shares are not subject to any distribution fees. Retail Shares of the Leuthold Core Investment Fund are subject to an annual service fee of up to 0.25% of the Fund’s average daily net assets allocable to Retail Shares, whereas Institutional Shares are not subject to any asset-based service fees.

Retail Shares for open Funds are available for purchase by all types of investors. Institutional Shares are available only to shareholders who invest directly in the Leuthold Asset Allocation Fund, the Leuthold Core Investment Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Global Clean Technology Fund, or the Leuthold Hedged Equity Fund or who invest through a broker-dealer, financial institution, or servicing agent that does not receive a service fee from the Fund or the Adviser. There is also a higher minimum initial investment requirement with respect to Institutional Shares.

If you qualify as a purchaser of Institutional Shares, but your account is invested in Retail Shares, you may convert your Retail Shares to Institutional Shares based on the relative net asset values of the two Classes on the conversion date.

Purchasing Shares from Broker-Dealers, Financial Institutions, and Others

Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

The Funds may enter into agreements with broker-dealers, financial institutions, or other service providers (“Servicing Agents”) that may include the Funds as investment alternatives in the programs they offer or administer. Depending on your Servicing Agent’s arrangements with the Leuthold Asset Allocation Fund, the Leuthold Core Investment Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Global Clean Technology Fund, or the Leuthold Hedged Equity Fund, you may qualify to purchase Institutional Shares, which are subject to lower ongoing expenses. Please see “Choosing a Share Class for the Leuthold Asset Allocation Fund, the Leuthold Core Investment Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Global Clean Technology Fund, or the Leuthold Hedged Equity Fund” above for more information or contact your Servicing Agent. Servicing agents may:

➢

Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents may not be subject to the Funds’ minimum purchase requirement.

➢

Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds. Please contact your Servicing Agent for information regarding cut-off times for trading the Funds.

➢	Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

Prospectus 49

➢

Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

➢

Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on behalf of the Funds). This means that the Funds will process the purchase order at the net asset value which is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus. Investors purchasing or redeeming through a servicing agent need to check with the servicing agent to determine whether the servicing agent has entered into an agreement with the Fund. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not place the order on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

The Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers, to reimburse them for the marketing expenses they incur, or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Funds and/or the Adviser and may differ among Servicing Agents. Such payments may provide incentives for Servicing Agents to make shares of the Funds available to their customers, and may allow the Funds greater access to such Servicing Agents and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Other Information about Purchasing Shares of the Funds

The Funds may reject any share purchase application for any reason. The Funds will not accept initial purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Funds.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares.

The Funds offer an automatic investment plan allowing shareholders to make purchases, in amounts of $50 or more, on a regular and convenient basis. To use this service, the shareholder must authorize the transfer of funds from their checking or savings account by completing the Automatic Investment Plan section of the Purchase Application and attaching either a voided check or pre-printed savings deposit slip. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. The transfer agent is unable to debit mutual fund or pass through accounts. If your payment is rejected by your bank, the transfer agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the transfer agent five days prior to effective date.

The Funds offer a telephone purchase option for subsequent purchases pursuant to which money will be moved from the shareholder’s bank account to the shareholder’s Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Fund shares are purchased at the net asset value determined as of the close of regular trading on the day U.S. Bancorp Fund Services, LLC receives the purchase order. If

50 Prospectus

an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The minimum transaction amount for a telephone purchase is $100.

The Funds offer the following retirement plans:

Traditional IRA Roth IRA SEP IRA Simple IRA

The Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them. Investors can obtain further information about the automatic investment plan, the telephone purchase plan, and the IRAs by calling 1-800-273-6886.

Householding

To reduce expenses, the Funds generally mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. This is referred to as “householding.” If you wish to discontinue householding and receive individual copies of these documents, please call us at 1-800-273-6886. Once the Funds receive notice to stop householding, they will begin sending individual copies thirty days after receiving the request. This policy does not apply to account statements.

REDEEMING SHARES

How to Redeem (Sell) Shares by Mail

Prepare a letter of instruction containing:

➢	account number(s)

➢	the amount of money or number of shares being redeemed

➢	the name(s) on the account

➢	daytime phone number

➢

additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-273-6886 if you have any questions.

Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

A signature guarantee will be required for the following situations:

➢	When redemption proceeds are payable or sent to any person, address, or bank account not on record.

➢	The redemption request is received within 30 days after an address change.

➢	If ownership is changed on your account.

➢	When establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances, based on the circumstances related to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agent Medallion Program (STAMP).

A notarized signature is not an acceptable substitute for a signature guarantee.

Prospectus 51

Send the letter of instruction to:

FOR FIRST CLASS MAIL
Leuthold Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

FOR OVERNIGHT DELIVERY SERVICE
OR REGISTERED MAIL
Leuthold Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.

How to Redeem (Sell) Shares by Telephone

Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the Purchase Application. Shares held in IRAs cannot be redeemed by telephone. In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each shareholder of the account and may require a signature guarantee. Further documentation may be requested from corporations, executors, administrators, trustees, and guardians.

Assemble the same information that you would include in the letter of instruction for a written redemption request. Once a telephone transaction has been placed, it cannot be canceled or modified. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Call U.S. Bancorp Fund Services, LLC at 1-800-273-6886. Please do not call the Funds or the Adviser.

How to Redeem using a Systematic Withdrawal Plan

Instruct U.S. Bancorp Fund Services, LLC that you want to set up a Systematic Withdrawal Plan. This can be done by completing the appropriate section on the Purchase Application. You may choose to receive a minimum amount of $100 on any day of the month. Payments can be made by check to your address of record, or by electronic funds transfer through the Automated Clearing House (ACH) network directly to your predetermined bank account. Your Fund account must have a minimum balance of $10,000 to participate in this Plan. This Plan may be terminated at any time by the Funds and you may terminate the Plan by contacting U.S. Bancorp Fund Services, LLC in writing. Any notification of change or termination should be provided to the transfer agent in writing at least five days prior to effective date. The Systematic Withdrawal Plan is not available to holders of Institutional Shares of the Leuthold Asset Allocation Fund, the Leuthold Core Investment Fund, or the Leuthold Global Fund.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

How to Redeem (Sell) Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price

The redemption price per share you receive for redemption requests is the next determined net asset value after:

➢	U.S. Bancorp Fund Services, LLC receives your written request in proper form with all required information.

52 Prospectus

➢	U.S. Bancorp Fund Services, LLC receives your authorized telephone request with all required information.

➢	A Servicing Agent (or its designee) that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

Payment of Redemption Proceeds

➢

For those shareholders who redeem shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds typically on the business day following the redemption, but no later than the seventh day after it receives the written request in proper form with all required information.

➢

For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes 2 to 3 business days to reach the shareholder’s account whereas U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Funds may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

➢	Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

➢

The Leuthold Asset Allocation Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Core Investment Fund, and the Leuthold Hedged Equity Fund impose a redemption fee equal to 2% of the dollar value of the shares redeemed within 5 business days of the date of purchase. The Leuthold Global Clean Technology Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within 30 calendar days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

Other Redemption Considerations

When redeeming shares of the Funds, shareholders should consider the following:

➢ The redemption may result in a taxable gain.

➢

Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding.

➢

The Funds may delay the payment of redemption proceeds for up to seven days in all cases. In addition, the Fund can suspend redemptions and/or postpone payments or redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

Prospectus 53

➢

If you purchased shares by check, the Funds may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

➢

U.S. Bancorp Fund Services, LLC will send the proceeds of a redemption to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

➢	U.S. Bancorp Fund Services, LLC will not accept telephone redemption requests made within 30 days after an address change.

➢

The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

➢

U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire but does not charge a fee when transferring redemption proceeds by Electronic Funds Transfer.

➢

If your account balance falls below $1,000 with respect to Retail Shares, or falls below $1,000,000 with respect to Institutional Shares, for any reason, you will be given 60 days to make additional investments so that your account balance is $1,000 or more, or $1,000,000 or more, as applicable. If you do not, the Fund may close your account and mail the redemption proceeds to you, or, with respect to Institutional Shares, the Fund may convert your Institutional Shares to Retail Shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Shares.

Frequent Purchases and Redemptions of Shares of the Funds

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of such Fund by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Leuthold Asset Allocation Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Core

54	Prospectus

Investment Fund, the Leuthold Global Clean Technology Fund, and the Leuthold Hedged Equity Fund by:

1.

Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that these Funds believe might engage in frequent purchases and redemptions of fund shares;

2.

Imposing a 2% redemption fee on redemptions or exchanges that occur within 5 business days of the share purchase (within 30 calendar days of the share purchase with respect to the Leuthold Global Clean Technology Fund).

The redemption fee does not apply to retirement plans (if the plans request and receive a waiver of the fee), but otherwise applies to all investors in these Funds, including those who invest through omnibus accounts at intermediaries such as broker-dealers. These Funds rely on intermediaries to determine when a redemption occurs within 5 business days of purchase (within 30 calendar days of the share purchase with respect to the Leuthold Global Clean Technology Fund). Shareholders purchasing shares through an intermediary should contact the intermediary or refer to their account agreement or plan document for information about how the redemption fee for transactions in the intermediary’s omnibus accounts works and any differences between the Fund’s redemption fee procedures and the intermediary’s redemption fee procedures. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although these Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur. These Funds may, in their sole discretion, waive the redemption fee in the case of death, disability, hardship, or other limited circumstances that do not indicate market timing strategies.

The Leuthold Select Industries Fund and the Grizzly Short Fund generally accommodate frequent purchases and redemptions of their shares notwithstanding the potential harm to the Leuthold Select Industries Fund and the Grizzly Short Fund other shareholders. The Board of Directors believes it likely that a significant number of investors in the Leuthold Select Industries Fund and the Grizzly Short Fund are not long-term investors because the Leuthold Select Industries Fund is offered to investors who choose to do their own asset allocation rather than invest in the Leuthold Asset Allocation Fund, the Leuthold Global Fund, or the Leuthold Core Investment Fund and because of the rising stock market risk associated with short selling of the Grizzly Short Fund. Although the Leuthold Select Industries Fund and the Grizzly Short Fund generally accommodate frequent purchases and redemptions of their shares, they reserve the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that these Funds believe might engage in potentially disruptive purchases and redemptions of their shares.

EXCHANGING SHARES

Eligible Funds

Retail Class shares of the Funds may be exchanged for shares of:

➢	Leuthold Asset Allocation Fund (Retail Class only)

➢	Leuthold Global Industries Fund (Retail Class only)

➢	Leuthold Global Fund (Retail Class only)

➢	Grizzly Short Fund

➢	Leuthold Core Investment Fund (Retail Class only, if open for investment)

➢	Leuthold Select Industries Fund (if open for investment)

➢	Leuthold Global Clean Technology Fund (Retail Class only)

➢	Leuthold Hedged Equity Fund (Retail Class only)

➢	First American Prime Obligations Fund

Prospectus	55

at their relative net asset values. Institutional Class shares of the Funds may be exchanged for Retail Class shares or Institutional Class shares of the other Leuthold Funds or for shares of the First American Prime Obligations Fund at their relative net asset values. An affiliate of U.S. Bancorp Fund Services, LLC, advises First American Prime Obligations Fund, a money market mutual fund. Please call 1-800-273-6886 for a prospectus describing First American Prime Obligations Fund. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. The Leuthold Asset Allocation Fund, the Leuthold Global Industries Fund, the Leuthold Global Fund, the Leuthold Core Investment Fund, the Leuthold Clean Technology Fund, and the Leuthold Hedged Equity Fund impose a fee equal to 2% of the dollar value of the shares exchanged within 5 business days of the date of purchase (within 30 calendar days of the date of purchase with respect to the Leuthold Global Clean Technology Fund). This fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans or shares redeemed through designated systematic withdrawal plans.

The exchange fee operates in the same manner as the redemption fee discussed under the caption “Frequent Purchases and Redemptions of Shares of the Funds” beginning on page 54, including the ability of the Funds to waive the exchange fee in certain limited circumstances.

How to Exchange Shares

1.	Read this Prospectus (and, if applicable, the prospectus for First American Prime Obligations Fund) carefully.

2.	Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $10,000 minimum.

3.

Call U.S. Bancorp Fund Services, LLC at 1-800-273-6886. The transfer agent currently charges a fee of $5 when exchanging proceeds by telephone. You may also make an exchange by writing to Leuthold Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Funds distribute substantially all of their net investment income quarterly and substantially all of their capital gains annually. You have three distribution options:

Automatic Reinvestment Option — Both dividend and capital gains distributions will be reinvested in additional shares of the Funds.

Cash Dividend Option — Dividends will be paid in cash and capital gains will be reinvested in additional shares of the Funds.

All Cash Option — Both dividend and capital gains distributions will be paid in cash.

If you elect to receive your distribution in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current net asset value and to reinvest subsequent distributions.

56	Prospectus

You may make your distribution election on the Purchase Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-273-6886.

Each Fund’s distributions, whether received in cash or additional shares, may be subject to federal and state income tax. These distributions may be taxed as ordinary income (although a portion of each Fund’s dividends may be taxable to investors at the lower rate applicable to dividend income) and capital gains (which may be taxed at different rates depending on the length of time the applicable Fund holds the assets generating the capital gains). The Leuthold Asset Allocation Fund, the Leuthold Global Fund, and the Leuthold Core Investment Fund expect that normally their distributions will consist of both ordinary income (including dividend income) and long-term capital gains. The Leuthold Select Industries Fund expects that its distributions will consist primarily of long-term and short-term capital gains. The Leuthold Global Industries Fund expects that normally its distributions will consist of both ordinary income (including dividend income) and long-term capital gains. The Leuthold Global Clean Technology Fund and the Leuthold Hedged Equity Fund expect that normally their distributing will consist of both ordinary income and short-term and long-term capital gain. The Grizzly Short Fund expects that normally its distributions will consist of both ordinary income (not including dividend income) and short-term capital gains.

Prospectus	57

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of its operations. Certain information reflects financial results for a single Fund share outstanding throughout the period indicated. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report which is available upon request.

Leuthold Core Investment Fund – Retail

	Years Ended September 30,
Per Share Data:(1)	2010	2009	2008	2007	2006
Net asset value, beginning of year	$15.79	$15.20	$21.18	$17.45	$17.50
Income (loss) from investment operations:
Net investment income	0.14 (2)	0.28 (2)	0.26 (3)	0.39 (3)	0.43 (3)
Net realized and unrealized gains (losses) on investments and short positions	0.11	0.45	(2.18)	3.81	0.68
Total from investment operations	0.25	0.73	(1.92)	4.20	1.11
Less distributions:
From net investment income	—	(0.13)	(0.31)	(0.38)	(0.42)
From net realized gains	—	—	(3.75)	(0.09)	(0.74)
Return of capital	(0.05)	(0.01)	—	—	—
Redemption fees(4)	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.05)	(0.14)	(4.06)	(0.47)	(1.16)
Net asset value, end of year	$15.99	$15.79	$15.20	$21.18	$17.45
Total return	1.53%	4.95%	(11.48)%	24.32%	6.64%
Supplemental data and ratios:
Net assets, end of year	$858,708,522	$944,341,607	$1,103,832,039	$1,574,861,576	$1,490,923,347
Ratio of expenses to average net assets:
Before expense reimbursement(5)	1.37%	1.15%	1.28%	1.15%	1.39%
After expense reimbursement(5)	1.37%	1.15%	1.28%	1.15%	1.39%
Ratio of net investment income to average net assets:
Before expense reimbursement(6)	0.85%	2.14%	1.51%	1.96%	2.51%
After expense reimbursement(6)	0.85%	2.14%	1.51%	1.96%	2.51%
Portfolio turnover rate(7)	100.36%	116.70%	238.34%	144.17%	86.40%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)

The ratio of expenses to average net assets includes dividends and interest on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.12% and 1.12%, respectively, for the year ended September 30, 2010, 1.14% and 1.14%, respectively, for the year ended September 30, 2009, 1.11% and 1.11%, respectively, for the year ended September 30, 2008, 1.08% and 1.08%, respectively, for the year ended September 30, 2007, and 1.08% and 1.08%, respectively, for the year ended September 30, 2006.

(6)	The net investment income ratios include dividends and interest on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

58 Prospectus

Leuthold Core Investment Fund – Institutional

Per Share Data:(2)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)	Year Ended September 30, 2008	Year Ended September 30, 2007	Period from January 31, 2006(1) through September 30, 2006
Net asset value, beginning of period	$15.78	$15.19	$21.17	$17.43	$17.74
Income (loss) from investment operations:
Net investment income	0.15 (3)	0.30 (4)	0.28 (4)	0.40 (4)	0.30	(4)
Net realized and unrealized gains (losses) on investments and short positions	0.11	0.45	(2.19)	3.83	(0.27)
Total from investment operations	0.26	0.75	(1.91)	4.23	0.03
Less distributions:
From net investment income	—	(0.15)	(0.32)	(0.40)	(0.34)
From net realized gains	—	—	(3.75)	(0.09)	—
Return of capital	(0.06)	(0.01)	—	—	—
Redemption fees	0.00 (5)	0.00 (5)	—	—	0.00	(5)
Total distributions	(0.06)	(0.16)	(4.07)	(0.49)	(0.34)
Net asset value, end of period	$15.98	$15.78	$15.19	$21.17	$17.43
Total return	1.64%	5.14%	(11.46)%	24.53%	0.17%
Supplemental data and ratios:
Net assets, end of period	$451,654,832	$461,682,757	$317,733,525	$203,412,179	$103,587,516
Ratio of expenses to average net assets:
Before expense reimbursement(6)	1.27%	1.03%	1.18%	1.05%	1.32	%(7)
After expense reimbursement(6)	1.27%	1.03%	1.18%	1.05%	1.32	%(7)
Ratio of net investment income to average net assets:
Before expense reimbursement(7)	0.95%	2.25%	1.61%	2.06%	2.83	%(7)
After expense reimbursement(7)	0.95%	2.25%	1.61%	2.06%	2.83	%(7)
Portfolio turnover rate(8)	100.36%	116.70%	238.34%	144.17%	86.40%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)

The ratio of expenses to average net assets includes dividends and interest on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.02% and 1.02%, respectively, for the year ended September 30, 2010, 1.02% and 1.02%, respectively, for the year ended September 30, 2009, 1.01% and 1.01%, respectively, for the year ended September 30, 2008, 0.98% and 0.98%, respectively, for the year ended September 30, 2007, and 0.99% and 0.99%, respectively, for the period ended September 30, 2006.

(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

Prospectus 59

Leuthold Asset Allocation Fund — Retail

Per Share Data:(2)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)	Year Ended September 30, 2008	Year Ended September 30, 2007	Period from May 24, 2006(1) through September 30, 2006
Net asset value, beginning of period	$9.12	$9.45	$11.43	$9.73	$10.00
Income (loss) from investment operations:
Net investment income	0.11 (3)	0.21 (4)	0.20 (4)	0.16 (4)	0.03	(4)
Net realized and unrealized gains (losses) on investments and short positions	0.74	(0.35)	(1.80)	1.72	(0.30)
Total from investment operations	0.85	(0.14)	(1.60)	1.88	(0.27)
Less distributions:
From net investment income	(0.02)	(0.19)	(0.20)	(0.18)	—
From net realized gains	—	—	(0.18)	—	—
Return of capital	(0.04)	—	—	—	—
Redemption fees	0.00 (5)	0.00 (5)	0.00 (5)	0.00 (5)	—
Total distributions	(0.06)	(0.19)	(0.38)	(0.18)	—
Net asset value, end of period	$9.91	$9.12	$9.45	$11.43	$9.73
Total return	9.26%	(1.20)%	(14.45)%	19.46%	(2.70)%
Supplemental data and ratios:
Net assets, end of period.	$843,525,684	$849,399,319	$1,205,840,473	$566,453,346	$77,573,030
Ratio of expenses to average net assets:
Before expense reimbursement(6)	1.57%	1.34%	1.34%	1.43%	1.78	%(7)
After expense reimbursement(6)	1.57%	1.34%	1.34%	1.43%	1.73	%(7)
Ratio of net investment income to average net assets:
Before expense reimbursement(8)	1.17%	2.60%	1.99%	1.97%	2.71	%(7)
After expense reimbursement(8)	1.17%	2.60%	1.99%	1.97%	2.76	%(7)
Portfolio turnover rate(9)	100.64%	147.01%	197.96%	196.15%	26.83%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)

The ratio of expenses to average net assets includes dividends and interest on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.32% and 1.32%, respectively, for the year ended September 30, 2010, 1.32% and 1.32%, respectively, for the year ended September 30, 2009, 1.23% and 1.23%, respectively, for the year ended September 30, 2008, 1.32% and 1.32%, respectively, for the year ended September 30, 2007, and 1.55% and 1.50%, respectively, for the period ended September 30, 2006.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

60 Prospectus

Leuthold Asset Allocation Fund — Institutional

Per Share Data:(2)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)	Year Ended September 30, 2008	Period from January 31, 2007(1) through September 30, 2007
Net asset value, beginning of period	$9.13	$9.45	$11.44	$10.53
Income (loss) from investment operations:
Net investment income	0.13 (3)	0.23 (4)	0.21 (4)	0.12	(4)
Net realized and unrealized gains (losses) on investments and short positions	0.73	(0.34)	(1.81)	0.92
Total from investment operations	0.86	(0.11)	(1.60)	1.04
Less distributions:
From net investment income	(0.02)	(0.21)	(0.21)	(0.13)
From net realized gains	—	—	(0.18)	—
Return of capital	(0.04)	—	—	—
Redemption fees	—	0.00 (5)	0.00 (5)	0.00	(5)
Total Distributions	(0.06)	(0.21)	(0.39)	(0.13)
Net asset value, end of period	$9.93	$9.13	$9.45	$11.44
Total return	9.41%	(0.85)%	(14.42)%	9.95%
Supplemental data and ratios:
Net assets, end of period	$393,296,150	$349,672,451	$683,852,979	$189,777,479
Ratio of expenses to average net assets:
Before expense reimbursement(6)	1.36%	1.11%	1.21%	1.22	%(7)
After expense reimbursement(6)	1.36%	1.11%	1.21%	1.22	%(7)
Ratio of net investment income to average net assets:
Before expense reimbursement(8)	1.38%	2.82%	2.12%	2.11	%(7)
After expense reimbursement(8)	1.38%	2.82%	2.12%	2.11	%(7)
Portfolio turnover rate(9)	100.64%	147.01%	197.96%	196.15%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)

The ratio of expenses to average net assets includes dividends and interest on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.11% and 1.11%, respectively, for the year ended September 30, 2010, 1.10% and 1.10%, respectively, for the year ended September 30, 2009, 1.09% and 1.09%, respectively, for the year ended September 30, 2008, and 1.08% and 1.08%, respectively, for the period ended September 30, 2007.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

Prospectus 61

Leuthold Global Fund - Retail

Per Share Data:(2)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)	Period from July 1, 2008(1) through September 30, 2008
Net asset value, beginning of period	$9.07	$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.07 (3)	0.09 (4)	0.03	(4)
Net realized and unrealized gains (losses) on investments and short positions	1.06	0.59	(1.52)
Total from investment operations	1.13	0.68	(1.49)
Less distributions:
From net investment income	(0.02)	(0.12)	—
From net realized gains	—	—	—
Redemption fees(5)	0.00	0.00	0.00
Total distributions	(0.02)	(0.12)	—
Net asset value, end of period	$10.18	$9.07	$8.51
Total return	12.39%	8.28%	(14.04)%
Supplemental data and ratios:
Net assets, end of period	$98,906,854	$58,120,794	$19,940,804
Ratio of expenses to average net assets:
Before expense reimbursement(6)	1.93%	1.82%	1.83	%(7)
After expense reimbursement(6)	1.93%	1.82%	1.83	%(7)
Ratio of net investment income to average net assets:
Before expense reimbursement(8)	0.78%	1.56%	2.01	%(7)
After expense reimbursement(8)	0.78%	1.56%	2.01	%(7)
Portfolio turnover rate(9)	140.87%	152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)

The ratio of expenses to average net assets includes dividends and interest on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.65% and 1.65%, respectively, for the year ended September 30, 2010, 1.77% and 1.77%, respectively, for the year ended September 30, 2009, and 1.83% and 1.83%, respectively, for the period ended September 30, 2008.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

62 Prospectus

Leuthold Global Fund - Institutional

Per Share Data:(2)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)	Period from April 30, 2008(1) through September 30, 2008
Net asset value, beginning of period	$9.08	$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.09 (3)	0.11 (4)	0.04	(4)
Net realized and unrealized gains (losses) on investments and short positions	1.06	0.59	(1.53)
Total from investment operations	1.15	0.70	(1.49)
Less distributions:
From net investment income	(0.03)	(0.13)	—
From net realized gains	—	—	—
Total distributions	(0.03)	(0.13)	—
Net asset value, end of period	$10.20	$9.08	$8.51
Total return	12.52%	8.63%	(14.90)%
Supplemental data and ratios:
Net assets, end of period	$190,739,466	$121,650,446	$51,045,894
Ratio of expenses to average net assets:
Before expense reimbursement(5)	1.75%	1.57%	1.61	%(6)
After expense reimbursement(5)	1.75%	1.57%	1.61	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement(7)	0.97%	1.80%	2.20	%(6)
After expense reimbursement(7)	0.97%	1.80%	2.20	%(6)
Portfolio turnover rate(8)	140.87%	152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)

The ratio of expenses to average net assets includes dividends and interest on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.47% and 1.47%, respectively, for the year ended September 30, 2010, 1.53% and 1.53%, respectively, for the year ended September 30, 2009, and 1.60% and 1.60%, respectively, for the period ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

Prospectus 63

Leuthold Select Industries Fund

	Years Ended September 30,
Per Share Data:(1)	2010	2009		2008		2007	2006
Net asset value, beginning of year	$12.82	$13.03		$21.94		$17.25	$16.07
Income (loss) from investment operations:
Net investment income (loss)	0.03 (2)	(0.04	)(3)	(0.04	)(3)	0.13 (3)	0.04 (3)
Net realized and unrealized gains (losses) on investments and short positions	(1.03)	(0.17)		(3.15)		4.98	1.34
Total from investment operations	(1.00)	(0.21)		(3.19)		5.11	1.38
Less distributions:
From net investment income	(0.02)	—		(0.06)		(0.12)	(0.03)
From net realized gains	—	—		(5.63)		(0.30)	(0.17)
Return of capital	—	—		(0.03)		—	—
Total distributions	(0.02)	—		(5.72)		(0.42)	(0.20)
Net asset value, end of year	$11.80	$12.82		$13.03		$21.94	$17.25
Total return	(7.76)%	(1.69)%		(18.90)%		30.12%	8.67%
Supplemental data and ratios:
Net assets, end of period	$39,088,487	$47,543,360		$42,632,379		$74,020,005	$76,270,125
Ratio of expenses to average net assets:
Before expense recovery	1.30%	1.38%		1.30%		1.29%	1.30%
After expense recovery	1.30%	1.38%		1.30%		1.29%	1.32%
Ratio of net investment income to average net assets:
Before expense recovery	0.24%	(0.38)%		(0.11)%		0.61%	0.26%
After expense recovery	0.24%	(0.38)%		(0.11)%		0.61%	0.24%
Portfolio turnover rate	178.24%	164.20%		139.89%		132.08%	179.88%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

64 Prospectus

Leuthold Global Industries Fund – Retail

Per Share Data:(2)	Period from May 17, 2010(1) through September 30, 2010
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss(3)(4)	—
Net realized and unrealized gains on investments and short positions	1.01
Total from investment operations	1.01
Less distributions:
From net investment income	—
From net realized gains	—
Total distributions	—
Net asset value, end of period	$11.01
Total return	10.10%
Supplemental data and ratios:
Net assets, end of period	$5,850,019
Ratio of expenses to average net assets:
Before expense reimbursement	4.42	%(5)
After expense reimbursement	1.96	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	(2.29	)%(5)
After expense reimbursement	0.17	%(5)
Portfolio turnover rate	112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

Prospectus 65

Leuthold Global Industries Fund – Institutional

Per Share Data:(2)	Period from May 17, 2010(1) through September 30, 2010
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss(3)	0.01
Net realized and unrealized gains on investments and short positions	1.00
Total from investment operations	1.01
Less distributions:
From net investment income	—
From net realized gains	—
Total distributions	—
Net asset value, end of period	$11.01
Total return	10.10%
Supplemental data and ratios:
Net assets, end of period	$3,870,245
Ratio of expenses to average net assets:
Before expense reimbursement	4.17	%(4)
After expense reimbursement	1.71	%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement	(2.04	)%(4)
After expense reimbursement	0.42	%(4)
Portfolio turnover rate	112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Annualized.

66 Prospectus

Leuthold Global Clean Technology Fund – Retail

Per Share Data:(2)	Year Ended September 30, 2010	Period from July 22, 2009(1) through September 30, 2009
Net asset value, beginning of period	$11.52	$10.00
Income (loss) from investment operations:
Net investment loss(3)	(0.14)	(0.01)
Net realized and unrealized gains (losses) on investments and short positions	(1.08)	1.53
Total from investment operations	(1.22)	1.52
Less distributions:
From net investment income	—	—
From net realized gains	—	—
Redemption fees(4)	0.00	—
Total distributions	—	—
Net asset value, end of period	$10.30	$11.52
Total return	(10.59)%	15.20%
Supplemental data and ratios:
Net assets, end of period	$11,926,464	$2,170,237
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.75%	3.67	%(5)
After expense reimbursement or recovery	1.84%	2.07	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(1.23)%	(3.35	)%(5)
After expense reimbursement or recovery	(1.32)%	(1.75	)%(5)
Portfolio turnover rate	62.17%	22.50%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

Prospectus 67

Leuthold Global Clean Technology Fund – Institutional

Per Share Data:(2)	Year Ended September 30, 2010	Period from July 22, 2009(1) through September 30, 2009
Net asset value, beginning of period	$11.52	$10.00
Income (loss) from investment operations:
Net investment loss(3)	(0.11)	(0.03)
Net realized and unrealized gains (losses) on investments and short positions	(1.08)	1.55
Total from investment operations	(1.19)	1.52
Less distributions:
From net investment income	—	—
From net realized gains	—	—
Total distributions	—	—
Net asset value, end of period	$10.33	$11.52
Total return	(10.33)%	15.20%
Supplemental data and ratios:
Net assets, end of period	$15,459,512	$6,458,943
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.51%	3.42	%(4)
After expense reimbursement or recovery	1.60%	1.82	%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(0.99)%	(3.11	)%(4)
After expense reimbursement or recovery	(1.08)%	(1.51	)%(4)
Portfolio turnover rate	62.17%	22.50%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Annualized.

68	Prospectus

Leuthold Hedged Equity Fund – Retail

Per Share Data:(2)	Year Ended September 30, 2010		Period from July 22, 2009(1) through September 30, 2009
Net asset value, beginning of period	$9.56		$10.00
Income (loss) from investment operations:
Net investment loss	(0.18	)(3)	(0.02	)(4)
Net realized and unrealized losses on investments and short positions	(0.69)		(0.42)
Total from investment operations	(0.87)		(0.44)
Less distributions:
From net investment income	—		—
From net realized gains	—		—
Redemption fees(5)	0.00		0.00
Total distributions	—		—
Net asset value, end of period	$8.69		$9.56
Total return	(9.10)%		(4.40)%
Supplemental data and ratios:
Net assets, end of period	$4,523,612		$593,636
Ratio of expenses to average net assets:
Before expense reimbursement(6)	3.53%		17.77	%(7)
After expense reimbursement(6)	2.80%		2.69	%(7)
Ratio of net investment income to average net assets:
Before expense reimbursement(8)	(2.77)%		(17.27	)%(7)
After expense reimbursement(8)	(2.04)%		(2.19	)%(7)
Portfolio turnover rate(9)	260.05%		34.06%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)

The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 2.97% and 2.24%, respectively, for the year ended September 30, 2010, and 17.47% and 2.37%, respectively, for the period ended September 30, 2009.

(7)	Annualized.
(8)	The net investment income ratios include dividends on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

Prospectus	69

Leuthold Hedged Equity Fund – Institutional

Per Share Data:(2)	Year Ended September 30, 2010		Period from July 22, 2009(1) through September 30, 2009
Net asset value, beginning of period	$9.57		$10.00
Loss from investment operations:
Net investment loss	(0.17	)(3)	(0.01	)(4)
Net realized and unrealized losses on investments and short positions	(0.71)		(0.42)
Total from investment operations	(0.88)		(0.43)
Less distributions:
From net investment income	—		—
From net realized gains	—		—
Total distributions	—		—
Net asset value, end of period	$8.69		$9.57
Total return	(9.20)%		(4.30)%
Supplemental data and ratios:
Net assets, end of period	$65,876		$1,516,166
Ratio of expenses to average net assets:
Before expense reimbursement(5)	3.28%		17.53	%(6)
After expense reimbursement(5)	2.55%		2.44	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement(7)	(2.52)%		(17.04	)%(6)
After expense reimbursement(7)	(1.79)%		(1.95	)%(6)
Portfolio turnover rate(8)	260.05%		34.06%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)

The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 2.72% and 1.99%, respectively, for the year ended September 30, 2010, and 17.22% and 2.15%, respectively, for the period ended September 30, 2009.

(6)	Annualized.
(7)	The net investment income ratios include dividends on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

70	Prospectus

Grizzly Short Fund

	Years Ended September 30,
Per Share Data:(1)	2010		2009		2008	2007	2006
Net asset value, beginning of year	$4.75		$7.32		$4.88	$5.69	$6.72
Income (loss) from investment operations:
Net investment income (loss)	(0.12	)(6)	(0.22	)(2)	0.12 (2)	0.31 (2)	0.36 (2)
Net realized and unrealized gains (losses) on investments and short positions	(0.51)		(1.97)		2.44	(0.81)	(1.04)
Total from investment operations	(0.63)		(2.19)		2.56	(0.50)	(0.68)
Less distributions:
From net investment income	—		(0.01)		(0.12)	(0.31)	(0.35)
From net realized gains	—		(0.19)		—	—	—
Return of capital	—		(0.18)		—	—	—
Total distributions	—		(0.38)		(0.12)	(0.31)	(0.35)
Net asset value, end of year	$4.12		$4.75		$7.32	$4.88	$5.69
Total return	(13.26)%		(32.54)%		53.43%	(8.82)%	(10.23)%
Supplemental data and ratios:
Net assets, end of year	$196,552,242		$86,244,258		$135,738,825	$76,664,501	$48,722,993
Ratio of expenses to average net assets:
Before expense reimbursement(3)	2.72%		3.53%		3.21%	2.86%	2.93%
After expense reimbursement(3)	2.72%		3.53%		3.21%	2.86%	2.93%
Ratio of net investment income to average net assets:
Before expense reimbursement(4)	(2.71)%		(2.83)%		2.01%	6.40%	5.57%
After expense reimbursement(4)	(2.71)%		(2.83)%		2.01%	6.40%	5.57%
Portfolio turnover rate(5)	0.00%		0.00%		0.00%	0.00%	0.00%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)

The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.49% and 1.49%, respectively, for the year ended September 30, 2010, 1.47% and 1.47%, respectively, for the year ended September 30, 2009, 1.50% and 1.50%, respectively, for the year ended September 30, 2008, 1.61% and 1.61%, respectively, for the period ended September 30, 2007, and 1.57% and 1.57%, respectively, for the period ended September 30, 2006.

(4)	The net investment income ratios include dividends on short positions.
(5)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(6)	Net investment income per share is calculated based on average shares outstanding.

Prospectus	71

Leuthold Weeden Capital Management & Leuthold Funds, Inc.
Notice of Privacy Policy & Practices

Leuthold(1) recognizes and respects the privacy expectations of our customers. We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties not affiliated with Leuthold.

We collect non-public personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic, or electronic between a customer and Leuthold or service providers to Leuthold.

We may disclose all of the information described above to certain third parties who are not affiliated with Leuthold to process or service a transaction at your request or as permitted by law — for example, sharing information with companies who maintain or service customer accounts for Leuthold is permitted and is essential for us to provide you with necessary or useful services with respect to your accounts.

We maintain, and require service providers to Leuthold to maintain, policies designed to ensure only appropriate access to, and use of, information about our customers and to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard non-public personal information of our customers. When information about Leuthold’s customers is disclosed to non-affiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We permit only authorized individuals who are trained in the proper handling of individual investor information, and who need to access this information to perform their duties, to have access to your personal information. In addition, all of our employees are subject to our internal policies, which are reinforced in our Employee Manual and we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information from unauthorized use.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of Leuthold.

1	For purposes of this notice, the term “Leuthold” includes Leuthold Weeden Capital Management and Leuthold Funds, Inc.

Not part of the prospectus.

72	Prospectus

To learn more about the Leuthold Core Investment Fund, the Leuthold Asset Allocation Fund, the Leuthold Global Fund, the Leuthold Select Industries Fund, the Leuthold Global Industries Fund, the Leuthold Global Clean Technology Fund, the Leuthold Hedged Equity Fund, and the Grizzly Short Fund, you may want to read their Statement of Additional Information (or “SAI”) which contains additional information about the Funds. The Funds have incorporated by reference, the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling U.S. Bancorp Fund Services, LLC at 1-800-273-6886. The Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their Internet website (http://www.leutholdfunds.com).

Prospective investors and shareholders who have questions about Leuthold Funds may also call the following number or write to the following address.

Leuthold Funds, Inc.
33 South Sixth Street, Suite 4600 Minneapolis, MN 55402 800-273-6886

The general public can review and copy information about Leuthold Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission Washington, D.C. 20549-0102

Please refer to the Funds’ Investment Company Act File No. 811-09094 when seeking information about the Funds from the Securities and Exchange Commission.